Taxes on income - Schedule of Income Before Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ (287,955)	$ (88,298)	$ 110,187
Income (Loss) from Continuing Operations before Income Taxes, Foreign	11,971	12,735	10,573
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest, Total	$ (275,984)	$ (75,563)	$ 120,760